Joint ventures and equity method investments	12 Months Ended
Dec. 31, 2021
Joint ventures and equity method investments.
Joint ventures and equity method investments

18. Joint ventures and associate investments

The Group holds certain of its capital provision assets through joint ventures that are accounted for at fair value through profit or loss. See note 16 (“Fair value of assets and liabilities”) for additional information with respect to the Group’s valuation of its capital provision assets. The total fair value of the Group’s interest in such joint ventures was $137,583,000 at December 31, 2021 (2020: $127,397,000) and was included in capital provision assets in the consolidated statement of financial position. The total fair value of the Group’s interest in companies with associate investments was $2,380,000 at December 31, 2021 (2020: $3,160,000) and was included in capital provision assets in the consolidated statement of financial position. None of these joint ventures or equity method investments is individually material to the Group, and there are no significant restrictions on the ability of the joint ventures to make cash distributions or repayment of advances to the Group.

At December 31, 2021, the Group’s share of commitments for these joint ventures and associate investments was $84,590,000 and $16,402,000, respectively (2020: $116,029,000 and $16,242,000, respectively), and was included in the commitment amounts relating to asset agreements. See note 22 (“Financial commitments and contingent liabilities”) for additional information with respect to the Group’s commitments and contingencies.